RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recently issued accounting standards

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, as amended by ASU 2021-01 Reference Rate Reform (Topic 848): Scope issued in January 2021 and ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 issued in December 2022. This guidance provides temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met, which are available for election until December 31, 2024. Amendments to certain contracts affected by reference rate reform have been entered into, applying the optional expedients where available. There has not been a material impact on our consolidated financial statements or related disclosures following adoption of the reference rate reform standards.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers. We adopted this with effect from January 1, 2023. The adoption of ASU 2021-08 had no impact on our consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2023:

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.	January 1, 2024	No impact expected as a result of the adoption of this ASU.
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement.
Removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact expected as a result of the adoption of this ASU.
ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	These amendments require disclosure of significant segment expenses and other segment items by reportable segment, introduces or permits new disclosures, and expands the extent of interim segment disclosures. The guidance is applied retrospectively to all periods presented in the financial statements, unless it is impracticable to do so. The guidance is effective for us for annual periods beginning in 2024 and for interim periods in 2025. Early adoption is permitted.	January 1, 2024
We are assessing the impact of this ASU. Upon adoption, we expect that any impact will be limited to additional segment disclosures in our annual financial statements in 2024 and in our interim financial statements in 2025.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures
These amendments enhance disclosures relating to income taxes, including the income tax rate reconciliation and information related to income taxes paid. The guidance is effective for us on January 1, 2025. Early adoption is permitted.
		January 1, 2025	We are assessing the impact of this ASU. Upon adoption, if material, the impact will be limited to additional disclosure requirements in our annual financial statements in 2025.